STOCK-BASED COMPENSATION (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Expense	$ 1,642,000	$ 1,680,000	$ 2,097,000	$ 3,868,000	$ 4,919,000	$ 4,057,000
Employees (Common Stock)
Number of Shares or Options Granted	0	1,200,000	0	2,100,000	2,100,000	250,000
Stock-Based Compensation Expense	$ 0	$ 170,000	$ 0	$ 352,000	$ 352	$ 68
Directors (Common Stock)
Number of Shares or Options Granted	0	259,796	0	943,128	943,128	1,917,837
Stock-Based Compensation Expense	$ 0	$ 29,000	$ 0	$ 213,000	$ 213	$ 495
Non-Employee Consultants (Common Stock)
Number of Shares or Options Granted	79,997,091	725,000	96,178,321	725,000	16,906,230	4,556,603
Stock-Based Compensation Expense	$ 1,553,000	$ 129,000	$ 1,910,000	$ 129,000	$ 695,000	$ 1,079,000
Stock Options
Number of Shares or Options Granted	0	400,000	0	400,000	1,075,001	89,930,019
Stock-Based Compensation Expense	$ 89,000	$ 1,352,000	$ 187,000	$ 3,174,000	$ 3,659,000	$ 2,415,000